Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 9,275	€ 4,586
Securities loaned	22	1,686
Financial liabilities at fair value through profit or loss	497,741	480,029
Of which: Negative market values from derivative financial instruments	289,380	326,692
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,479	1,315
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	604,396	567,745
Central bank funds purchased and securities sold under repurchase agreements	4	3
Securities loaned	2	11
Financial liabilities at fair value through profit or loss	20,913	25,972
Of which: Negative market values from derivative financial instruments	10,975	15,798
Remaining liabilities not subject to netting	152,786	157,602
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	518,653	506,002
Other liabilities	102,405	122,730
Total liabilities	1,387,544	1,360,364
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(8,532)	(2,263)
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(117,796)	(86,803)
Of which: Negative market values from derivative financial instruments	(13,246)	(14,715)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(13)	(36)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(117,796)	(86,803)
Other liabilities	(4,609)	(8,521)
Total liabilities	(130,937)	(97,587)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	743	2,323
Securities loaned	22	1,686
Financial liabilities at fair value through profit or loss	379,945	393,226
Of which: Negative market values from derivative financial instruments	276,134	311,976
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,466	1,279
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	604,396	567,745
Central bank funds purchased and securities sold under repurchase agreements	4	3
Securities loaned	2	11
Financial liabilities at fair value through profit or loss	20,913	25,972
Of which: Negative market values from derivative financial instruments	10,975	15,798
Remaining liabilities not subject to netting	152,786	157,602
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	400,857	419,199
Other liabilities	97,795	114,208
Total liabilities	1,256,606	1,262,777
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(240,381)	(265,150)
Of which: Negative market values from derivative financial instruments	(237,915)	(264,042)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1,378)	(1,090)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(240,381)	(265,150)
Other liabilities	(38,677)	(49,534)
Total liabilities	(279,058)	(314,684)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(27,607)	(34,846)
Of which: Negative market values from derivative financial instruments	(27,607)	(34,846)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(49)	(121)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(1,261)	(1,875)
Of which: Negative market values from derivative financial instruments	(1,261)	(1,875)
Remaining liabilities not subject to netting	0	(2)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(28,868)	(36,721)
Other liabilities	(49)	(121)
Total liabilities	(28,918)	(36,844)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(743)	(2,323)
Securities loaned	(22)	(1,686)
Financial liabilities at fair value through profit or loss	(50,690)	(41,642)
Of which: Negative market values from derivative financial instruments	(4,063)	(5,816)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(2)	(6)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0	(2)
Securities loaned	(2)	(2)
Financial liabilities at fair value through profit or loss	(4,658)	(6,184)
Of which: Negative market values from derivative financial instruments	(157)	(166)
Remaining liabilities not subject to netting	0	(1)
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(55,347)	(47,826)
Other liabilities	(2)	(6)
Total liabilities	(56,117)	(51,845)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	61,267	51,589
Of which: Negative market values from derivative financial instruments	6,549	7,273
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	37	62
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	604,396	567,745
Central bank funds purchased and securities sold under repurchase agreements	4	1
Securities loaned	0	9
Financial liabilities at fair value through profit or loss	14,994	17,914
Of which: Negative market values from derivative financial instruments	9,556	13,757
Remaining liabilities not subject to netting	152,786	157,599
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	76,261	69,502
Other liabilities	59,067	64,547
Total liabilities	€ 892,514	€ 859,403